Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group	12 Months Ended
Dec. 31, 2008
Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Huiyan Yang (“Ms. H”)*	[1]
Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*
Guangdong Phoenix Holiday International Travel Service Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Chengjia Design Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Elite Architectural Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Biyouwei Catering Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Kaiping Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Chuzhou Country Garden Property Development Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Fine Nation Group Limited [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by the immediate family of the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by non-controlling interest shareholder
Hangzhou Mashao Enterprise Management Consulting Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
Shanghai Hanlue Information Technology Center Limited Partnership [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Non-controlling interest shareholder of a subsidiary of the Group
Zengcheng Country Garden School [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group	[2]
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens [Member]
Related Party Transactions (Details) - Schedule of major related parties and their relationships with the group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group	[2]

[1]	Ms. H served as the chairperson for the year ended August 31, 2020, 2021 and 2022.The Board has accepted Ms. H’s resignation and appointed Mr. Hongru Zhou as the chairman of the Board on November 29, 2022, the appointment is effective on November 30, 2022.
[2]	These entities were deconsolidated on August 31, 2021 due to the effectiveness of the Implementation Rules stated in Note 2(a), and became the related parties of the Company since September 1, 2021.